Interest Receivable (Tables)	12 Months Ended
Sep. 30, 2016
Receivables [Abstract]
Schedule of interest receivable
The following table provides a summary of interest receivable by interest earning asset type.

	September 30, 2016	September 30, 2015
	(In thousands)
Loans receivable	$29,858	$30,930
Mortgage-backed securities	5,670	6,695
Investment securities	2,141	2,804
	$37,669	$40,429